STOCK-BASED PAYMENT ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF INDIRECT MEASUREMENT OF FAIR VALUE OF SHARES GRANTED DURING PERIOD

As of
	December 31, 2025	December 31, 2024
Share price	$4.50 to $5.10	$4.31 to $6.50
Expected volatility (weighted-average)	46% to 60%	69.4% - 95%
Expected life (weighted-average)	2.46 to 3.91 years	3.9 to 10 years
Expected dividends	—%	—%
Risk-free interest rate (based on US government bonds)	4.39 - 4.45%	4.19 - 4.26%
Weighted-average grant date fair value	$4.73	$5.28

SCHEDULE OF NUMBER OF OPTIONS AND WEIGHTED AVERAGE EXERCISE PRICES

The following table outlines the number of Options (in thousands) and weighted-average exercise price:

	As of
	December 31, 2025		December 31, 2024
	Number of Options	Weighted- Average Exercise Price	Number of Options	Weighted- Average Exercise Price
Outstanding at beginning of year	14,991	$1.09	21,943	$0.92
Granted	40	4.73	100	5.28
Forfeited/ Expired	(43)	0.71	(88)	1.3
Exercised	(4,284)	0.54	(6,964)	0.6
Outstanding at end of period	10,704	$1.32	14,991	$1.09
Exercisable at end of period	8,976	$1.26	11,702	$0.96

SCHEDULE OF FAIR VALUE OF STOCK OPTION VESTED AND THE INTRINSIC VALUE

The fair value of stock options vested, and the intrinsic value of stock options exercised are as follows:

	For the Year Ended
	December 31, 2025	December 31, 2024
Fair value of options vested	$1.51	$1.38
Intrinsic value of options exercised	$4.14	$4.11

SCHEDULE OF STOCK ACTIVITY FOR RESTRICTED SHARE UNIT PLAN

The following table illustrates the Company’s stock activity (in thousands of units) for the RSUs under its equity plan. Once fully vested, awards are either settled in stock or the equivalent cash value, as determined at the Company’s discretion. RSUs are historically and expected to be equity-settled and therefore are classified as equity awards.

Restricted Share Units
Balance at, December 31, 2023	27,609
Granted	17,769
Vested and Issued	(19,376)
Forfeited	(1,383)
Balance at, December 31, 2024	24,619
Granted	20,022
Vested and Issued	(13,110)
Forfeited	(4,139)
Balance at, December 31, 2025	27,392

SCHEDULE OF BREAKDOWN OF THE STOCK-BASED COMPENSATION EXPENSE

The following table provides a detailed breakdown of the stock-based compensation expense (in thousands) as reported in the consolidated statement of loss.

	For the Year Ended
	2025			2024
	Options Expense	RSU Expense	Total	Options Expense	RSU Expense	Total
Cost of Sales – Agent Stock-Based Compensation	$-	$43,685	$43,685	$-	$32,537	$32,537
Marketing Expenses – Agent Stock-Based Compensation	233	14,494	14,727	382	9,695	10,077
Marketing Expenses – FTE Stock-Based Compensation	-	160	160	2	27	29
Research and Development – FTE Stock-Based Compensation	3	1,155	1,158	24	925	949
General and Administrative – FTE Stock-Based Compensation	783	7,633	8,416	1,763	7,561	9,324
Total Stock-Based Compensation	$1,019	$67,127	$68,146	$2,171	$50,745	$52,916